CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 23,207	[1]	$ 3,636	[1]	$ 15,894
Cash
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	1,152		2,717		6,927
Cash in MLJV and MWJV
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	654		913		1,557
Cash equivalents
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 21,401		$ 6		$ 7,410

[1]	Category B=Financial assets at amortized cost.